SEGMENT INFORMATION - Net sales by product (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Net sales by products
Net sales	R$ 7,995,673	R$ 6,665,082	R$ 14,976,466	R$ 12,364,081	R$ 12,364,081
Market pulp
Net sales by products
Net sales			R$ 12,862,936	R$ 10,055,757
Fluff pulp
Net sales by products
Percentage of total net sales			0.60%	0.60%
Printing and writing paper
Net sales by products
Net sales			R$ 1,661,611	R$ 1,902,733
Tissue
Net sales by products
Percentage of total net sales			2.60%	2.60%
Paperboard
Net sales by products
Net sales			R$ 430,292	R$ 382,440
Others
Net sales by products
Net sales			R$ 21,627	R$ 23,151